Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans (Textual) [Abstract]
Tax-deferred contributions		100.00%
Matching contributions		100.00%
Percentage of compensation		6.00%
Defined contribution plan, eligibility age for employees		18 years
Predecessor [Member]
Defined Benefit Plans (Textual) [Abstract]
Tax-deferred contributions		6.00%
Contributions to the plan		$ 0.4
Employer contributions to the plan			0.2	0.2
Defined contribution plan, eligibility age for employees		18 years
Cinco Group [Member]
Defined Benefit Plans (Textual) [Abstract]
Employer contributions to the plan		0.2	0.1
Cinco Group [Member] | Maximum [Member]
Defined Benefit Plans (Textual) [Abstract]
Employer contributions to the plan				0.1
REO [Member]
Defined Benefit Plans (Textual) [Abstract]
Tax-deferred contributions		100.00%
Matching contributions		100.00%
Vesting Schedule Period	3 years
Employer contributions to the plan		0.5	0.5	0.3
Cost and expenses to the plan		$ 0.3	$ 0.3	$ 0.1
Percentage of compensation		6.00%
Defined contribution plan, eligibility age for employees		21 years